ORGANIZATION - Financial information of the consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 259,772			¥ 1,949,631	¥ 1,808,483		¥ 2,358,556
Restricted cash	68,786			242,494	478,873		265,214
Short-term investments	52,265				363,856		245,014
Prepaid expenses and other current assets	232,433				1,618,149		1,159,574
Amounts due from related parties	43,331				301,665		125,446
Total current assets	750,982				5,228,184		4,678,109
Non-current assets:
Property and equipment, net	781,919				5,443,565		4,031,242
Intangible assets, net	58,978			401,115	410,595		355,313
Land use rights, net	33,490				233,154		147,493
Operating lease right-of-use assets, net	175,474				1,221,616
Goodwill	142,137			989,530	989,530	$ 142,137	989,530	¥ 1,755,970
Restricted cash	10,029			3,344	69,821		37,251
Deferred tax assets	30,074				209,366		159,441
Amounts due from related parties	2,967				20,654		34,424
Other non-current assets	39,870				277,568		173,591
Long-term investments	24,369				169,653		544,323
Total non-current assets	1,299,307				9,045,522		6,472,608
Total assets	2,050,289				14,273,706		11,150,717
Current liabilities:
Short-term bank borrowings	33,684				234,500		50,000
Accounts and notes payable	43,542				303,128		389,508
Accrued expenses and other payables	140,613				978,935		659,320
Advance from customers	153,508				1,068,692		670,037
Deferred revenue	8,277				57,625		57,754
Income tax payable	6,899				48,032		13,111
Amounts due to related parties	23,979				166,935		52,328
Current portion of finance lease liabilities	32,623				227,115		219,695
Current portion of long-term bank borrowings	4,668				32,500		75,284
Deferred government grants	373				2,595		4,173
Current portion of operating lease liabilities	62,888				437,817
Total current liabilities	641,932				4,469,021		2,191,210
Non-current liabilities:
Amounts due to related parties-non current	107,142				745,899		504,478
Non-current portion of finance lease liabilities	128,836				896,927		765,993
Unrecognized tax benefits	351				2,443		6,677
Deferred tax liabilities	29,098				202,572		157,720
Deferred government grants	848				5,906		11,619
Non-current portion of operating lease liabilities	83,183				579,102
Total non-current liabilities	656,879				4,573,057		3,596,323
Total liabilities	1,298,811				9,042,078		5,787,533
Revenues	544,251	¥ 3,788,967	¥ 3,401,037	3,392,705
Net (loss) profit	(26,033)	(181,246)	(186,736)	(917,644)
Net cash generated from operating activities	115,332	802,922	704,966	487,202
Net cash (used in) generated from investing activities	(231,550)	(1,611,983)	(304,846)	(833,307)
Net cash generated from (used in) financing activities	66,302	461,557	(19,901)	(612,651)
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	84,964				591,503		548,921
Restricted cash	37,485				260,961		203,103
Accounts receivable (net of allowance for doubtful debt of RMB69,723 and RMB66,416 (US$9,540) as of December 31, 2018 and 2019, respectively)	73,751				513,440		375,515
Short-term investments							94,000
Prepaid expenses and other current assets	197,013				1,371,564		1,013,563
Amounts due from related parties	8,328				57,982		123,726
Total current assets	401,541				2,795,450		2,358,828
Non-current assets:
Property and equipment, net	514,284				3,580,341		3,103,995
Intangible assets, net	21,794				151,722		47,121
Land use rights, net	8,416				58,588		60,078
Operating lease right-of-use assets, net	164,447				1,144,846
Goodwill	43,473				302,647		302,647
Restricted cash	9,497				66,119		33,729
Deferred tax assets	25,993				180,959		156,412
Amounts due from related parties	2,967				20,654		13,514
Other non-current assets	37,732				262,685		162,392
Long-term investments	27,230				189,571		219,005
Total non-current assets	855,833				5,958,132		4,098,893
Total assets	1,257,374				8,753,582		6,457,721
Current liabilities:
Short-term bank borrowings	33,371				232,323		50,000
Accounts and notes payable	30,410				211,710		258,048
Accrued expenses and other payables	89,368				622,160		392,619
Advance from customers	153,508				1,068,692		670,037
Deferred revenue	7,482				52,088		51,026
Income tax payable	1,174				8,175		8,519
Amounts due to inter-companies	400,304				2,786,838		2,117,097
Amounts due to related parties	8,184				56,977		51,763
Current portion of finance lease liabilities	31,653				220,363		219,695
Current portion of long-term bank borrowings	4,668				32,500		75,284
Deferred government grants	373				2,595		4,173
Current portion of operating lease liabilities	58,953				410,422		0
Total current liabilities	819,448				5,704,843		3,898,261
Non-current liabilities:
Amounts due to inter-companies	146,653				1,020,972		1,020,972
Amounts due to related parties-non current	107,142				745,899		504,478
Long-term bank borrowings	11,419				79,500		112,000
Non-current portion of finance lease liabilities	78,955				549,669		852,287
Unrecognized tax benefits	286				1,991		4,938
Deferred tax liabilities	11,883				82,725		84,568
Deferred government grants	848				5,906		11,619
Non-current portion of operating lease liabilities	76,064				529,546		0
Total non-current liabilities	433,250				3,016,208		2,590,862
Total liabilities	1,252,698				¥ 8,721,051		¥ 6,489,123
Revenues	410,551	2,858,176	2,532,854	2,578,893
Net (loss) profit	16,029	111,592	52,986	(567,395)
Net cash generated from operating activities	71,147	495,308	693,620	448,051
Net cash (used in) generated from investing activities	(179,230)	(1,247,764)	132,522	(604,507)
Net cash generated from (used in) financing activities	127,163	885,286	(423,467)	230,921
Net increase in cash and cash equivalents and restricted cash	$ 19,080	¥ 132,830	¥ 402,705	¥ 74,465